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March 9, 2006


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re:      Transamerica Corporate Separate Account Sixteen (File No. 333-109579)

Dear Commissioners:

On behalf of Transamerica Corporate Separate Account Sixteen of Transamerica Life Insurance Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

AIM Variable Insurance Funds -- AIM V.I. Dynamics Fund -- Series I Shares

AIM Variable Insurance Funds -- AIM V.I. Financial Services Fund -- Series I Shares

AIM Variable Insurance Funds -- AIM V.I. Global Health Care Fund -- Series I Shares

AIM Variable Insurance Funds -- AIM V.I. Small Cap Growth Fund -- Series I
Shares

AIM Variable Insurance Funds -- AIM V.I. Technology Fund -- Series I Shares

American Funds Insurance Series -- Global Small Capitalization Fund (Class 2)

American Funds Insurance Series -- Growth Fund (Class 2)

American Funds Insurance Series -- International Fund (Class 2)

American Funds Insurance Series -- New World Fund (Class 2)

DWS Investments VIT Funds -- DWS Small Cap Index Fund (Class A)

Fidelity Variable Insurance Products Funds -- Balanced Portfolio (Initial Class)

Fidelity Variable Insurance Products Funds -- Contrafund(R) Portfolio (Initial Class)

Fidelity Variable Insurance Products Funds -- Growth Portfolio (Initial Class)

Fidelity Variable Insurance Products Funds -- Growth Opportunities Portfolio (Initial Class)

Fidelity Variable Insurance Products Funds -- High Income Portfolio (Initial Class)

Fidelity Variable Insurance Products Funds -- International Capital Appreciation Portfolio (Initial Class)

Fidelity Variable Insurance Products Funds -- Mid Cap Portfolio (Initial Class)

First Eagle Variable Funds, Inc. -- First Eagle Overseas Variable Fund

Janus Aspen Series -- Balanced Portfolio (Institutional Shares)

Janus Aspen Series -- Flexible Bond Portfolio (Institutional Shares)

Janus Aspen Series -- Forty Portfolio (Institutional Shares)

Janus Aspen Series -- International Growth Portfolio (Institutional Shares)

Janus Aspen Series -- Large Cap Growth Portfolio (Institutional Shares)

Janus Aspen Series -- Mid Cap Growth Portfolio (Institutional Shares)

Janus Aspen Series -- Worldwide Growth Portfolio (Institutional Shares)

PIMCO Variable Insurance Trust -- All Asset Portfolio (Administrative Class)

PIMCO Variable Insurance Trust -- High Yield Portfolio (Institutional Class)

PIMCO Variable Insurance Trust -- Real Return Portfolio (Institutional Class)

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PIMCO Variable Insurance Trust -- Short-Term Portfolio (Institutional Class)

PIMCO Variable Insurance Trust -- StocksPLUS Growth and Income Portfolio (Institutional Class)

PIMCO Variable Insurance Trust -- Total Return Portfolio (Institutional Class)

Royce Capital Fund -- Royce Micro-Cap Portfolio

Royce Capital Fund -- Royce Small-Cap Portfolio

Rydex Variable Trust -- Nova Fund

Rydex Variable Trust -- OTC Fund

T. Rowe Price Equity Series, Inc. -- T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Series, Inc. -- T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Series, Inc. -- T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Equity Series, Inc. -- T. Rowe Price New America Growth Portfolio

T. Rowe Price International Series, Inc. -- T. Rowe Price International Stock Portfolio

Third Avenue Variable Series Trust -- Third Avenue Value Portfolio

The Universal Institutional Funds, Inc. -- U.S. Mid Cap Value Portfolio (Class
I)

Van Eck Worldwide Insurance Trust  -- Van Eck Worldwide Absolute Return Fund

Vanguard Variable Insurance Fund -- Vanguard VIF Balanced Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Capital Growth Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Diversified Value Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Equity Income Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Equity Index Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Growth Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF High Yield Bond Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF International Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Mid-Cap Index Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Money Market Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF REIT Index Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Small Company Growth Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Total Bond Market Index
Portfolio

Vanguard Variable Insurance Fund -- Vanguard VIF Total Stock Market Index Portfolio


These Annual Reports are for the period ending December 31, 2006 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at
(319) 355-4182.


Very truly yours,



James R. Trefz
Vice President



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Document 1 The Annual Report AIM Variable Insurance Funds -- AIM V.I. Dynamics
Fund -- Series I Shares dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07452)

Document 2 The Annual Report of AIM Variable Insurance Funds -- AIM V.I. Financial Services Fund -- Series I Shares dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07452)

Document 3 The Annual Report of AIM Variable Insurance Funds -- AIM V.I. Global Health Care Fund -- Series I Shares dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07452)

Document 4 The Annual Report of AIM Variable Insurance Funds -- AIM V.I. Small Cap Growth Fund -- Series I Shares dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07452)

Document 5 The Annual Report of AIM Variable Insurance Funds -- AIM V.I. Technology Fund -- Series I Shares dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07452)

Document 6 The Annual Report of American Funds Insurance Series -- Global Small Capitalization Fund (Class 2) dated December 31, 2006 that was filed with the Securities and Exchange Commission in March 2007 (File No. 811-03857).

Document 7 The Annual Report of American Funds Insurance Series -- Growth Fund (Class 2) dated December 31, 2006 that was filed with the Securities and Exchange Commission in March 2007 (File No. 811-03857).

Document 8 The Annual Report of American Funds Insurance Series -- International Fund (Class 2) dated December 31, 2006 that was filed with the Securities and Exchange Commission in March 2007 (File No. 811-03857).

Document 9 The Annual Report of American Funds Insurance Series -- New World Fund (Class 2) dated December 31, 2006 that was filed with the Securities and Exchange Commission in March 2007 (File No. 811-03857).

Document 10 The Annual Report of DWS Investments VIT Funds -- DWS Small Cap Index Fund (Class A) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-07507)

Document 11 The Annual Report of Fidelity Variable Insurance Products Funds -- Balanced Portfolio (Initial Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 12 The Annual Report of Fidelity Variable Insurance Products Funds -- Contrafund(R) Portfolio (Initial Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

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Document 13 The Annual Report of Fidelity Variable Insurance Products Funds --
Growth Portfolio (Initial Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 14 The Annual Report of Fidelity Variable Insurance Products Funds -- Growth Opportunities Portfolio (Initial Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 15 The Annual Report of Fidelity Variable Insurance Products Funds -- High Income Portfolio (Initial Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 16 The Annual Report of Fidelity Variable Insurance Products Funds -- International Capital Appreciation Portfolio (Initial Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 17 The Annual Report of Fidelity Variable Insurance Products Funds -- Mid Cap Portfolio (Initial Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-03329, 811-05511, 811-07205, 811-03759)

Document 18 The Annual Report of First Eagle Variable Funds, Inc. -- First Eagle Overseas Variable Fund dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 5, 2007 (File No. 811-09092)

Document 19 The Annual Report of Janus Aspen Series -- Balanced Portfolio (Institutional Shares) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07736)

Document 20 The Annual Report of Janus Aspen Series -- Flexible Bond Portfolio (Institutional Shares) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07736)

Document 21 The Annual Report of Janus Aspen Series -- Forty Portfolio (Institutional Shares) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07736)

Document 22 The Annual Report of Janus Aspen Series -- International Growth Portfolio (Institutional Shares) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07736)

Document 23 The Annual Report of Janus Aspen Series -- Large Cap Growth Portfolio (Institutional Shares) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07736)

Document 24 The Annual Report of Janus Aspen Series -- Mid Cap Growth Portfolio (Institutional Shares) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07736)

Document 25 The Annual Report of Janus Aspen Series -- Worldwide Growth Portfolio (Institutional Shares) dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-07736)

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Document 26 The Annual Report PIMCO Variable Insurance Trust -- All Asset
Portfolio (Administrative Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 8, 2007 (File No. 811-08399)

Document 27 The Annual Report PIMCO Variable Insurance Trust -- High Yield Portfolio (Institutional Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 8, 2007 (File No. 811-08399)

Document 28 The Annual Report PIMCO Variable Insurance Trust -- Real Return Portfolio (Institutional Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 8, 2007 (File No. 811-08399)

Document 29 The Annual Report of PIMCO Variable Insurance Trust -- Short-Term Portfolio (Institutional Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 8, 2007 (File No. 811-08399)

Document 30 The Annual Report PIMCO Variable Insurance Trust -- StocksPLUS Growth and Income Portfolio (Institutional Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 8, 2007 (File No. 811-08399)

Document 31 The Annual Report of PIMCO Variable Insurance Trust -- Total Return Portfolio (Institutional Class) dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 8, 2007 (File No. 811-08399)

Document 32 The Annual Report of Royce Capital Fund -- Royce Micro-Cap Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 6, 2007 (File No. 811-07537)

Document 33 The Annual Report of Royce Capital Fund -- Royce Small-Cap Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 6, 2007 (File No. 811-07537)

Document 34 The Annual Report of Rydex Variable Trust -- Nova Fund dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 9, 2007 (File No. 811-08821)

Document 35 The Annual Report of Rydex Variable Trust -- OTC Fund dated December 31, 2006 that was filed with the Securities and Exchange Commission on March 9, 2007 (File No. 811-08821)

Document 36 The Annual Report of T. Rowe Price Equity Series, Inc. -- T. Rowe Price Blue Chip Growth Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-07143)

Document 37 The Annual Report of T. Rowe Price Equity Series, Inc. -- T. Rowe Price Equity Income Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-07143)

Document 38 The Annual Report of T. Rowe Price Equity Series, Inc. -- T. Rowe Price Mid-Cap Growth Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-07143)

Document 39 The Annual Report of T. Rowe Price Equity Series, Inc. -- T. Rowe Price New America Growth Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-07143)

Document 40 The Annual Report of T. Rowe Price International Series, Inc. -- T. Rowe Price International Stock Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 26, 2007 (File No. 811-07145)

Document 41 The Annual Report of Third Avenue Variable Series Trust -- Third Avenue Value Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-09395)

Document 42 The Annual Report of The Universal Institutional Funds, Inc. -- U.S. Mid Cap Value Portfolio -- Class I dated December 31, 2006 that was filed with the Securities and Exchange Commission in March 2007 (File No. 811-07607)

Document 43 The - Annual Report of Van Eck Worldwide Insurance Trust -- Van Eck Worldwide Absolute Return Fund dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 23, 2007 (File No. 811-05083)

Document 44 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Balanced Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 45 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Capital Growth Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 46 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Diversified Value Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 47 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Equity Income Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 48 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Equity Index Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 49 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Growth Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission February 28, 2007 (File No. 811-05962)

Document 50 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF High Yield Bond Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 51 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF International Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 52 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Mid-Cap Index Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 53 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Money Market Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 54 The Annual Report Vanguard Variable Insurance Fund -- Vanguard VIF REIT Index Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 55 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Short-Term Investment-Grade Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 56 The Annual Report of Vanguard Variable Insurance Fund -- Vanguard VIF Small Company Growth Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 57 The Annual Report Vanguard Variable Insurance Fund -- Vanguard VIF Total Bond Market Index Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)

Document 58 The Annual Report Vanguard Variable Insurance Fund -- Vanguard VIF Total Stock Market Index Portfolio dated December 31, 2006 that was filed with the Securities and Exchange Commission on February 28, 2007 (File No. 811-05962)